Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2025
Customer Contract [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible Assets amortization period	13 years 9 months
Intellectual Property Asset [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible Assets amortization period	12 years 5 months 1 day
Software Development Costs [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible Assets amortization period	5 years